DEBT (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) Rate	Dec. 31, 2015 USD ($) Rate	Dec. 31, 2014 Rate	Jan. 31, 2014 USD ($) Rate
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 9,489,057,000	$ 9,033,160,000
Unamortized Portion of Terminated Swaps		20,186,000	21,904,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net		(68,320,000)	(74,492,000)
Current maturities		(410,650,000)	(110,650,000)
Amount of debt classified as short-term		(1,110,277,000)	(546,340,000)
Long-term debt		7,919,996,000	8,323,582,000
Payments to Acquire Interest in Subsidiaries and Affiliates			650,000,000
Long-term Debt, by Maturity [Abstract]
2017		410,700,000
2018		435,700,000
2019		1,510,700,000
2020		310,700,000
2021		10,700,000
Commercial Paper [Member]
Debt Instrument [Line Items]
Commercial Paper		$ 1,110,277,000	$ 246,340,000
Short-term Debt, Weighted Average Interest Rate | Rate		1.27%	1.23%
Maximum Amount Of Commercial Paper		$ 2,400,000,000
ONEOK Credit Agreement [Member]
Debt Instrument [Line Items]
Short-term Bank Loans and Notes Payable		0	$ 0
Letters of Credit Outstanding, Amount		1,100,000	1,100,000
Line of Credit Facility, Maximum Borrowing Capacity		300,000,000
Line of credit facility sublimit		50,000,000
Line of Credit Facility Swingline Subfacility		$ 50,000,000
Line of Credit Facility, Interest Rate Description		borrowings, if any, will accrue interest at LIBOR plus 145 basis points
Line Of Credit Facility, Annual Facility Fee Description		the annual facility fee is 30 basis points
Indebtedness To Adjusted Ebitda Maximum		4.0
Indebtedness To Adjusted Ebitda Current		2.2
Line Of Credit Facility Option To Increase Borrowing Capacity		$ 500,000,000
Partnership Credit Agreement [Member]
Debt Instrument [Line Items]
Short-term Bank Loans and Notes Payable		0	$ 300,000,000
Short-term Debt, Weighted Average Interest Rate | Rate			1.60%
Letters of Credit Outstanding, Amount		14,000,000	$ 14,000,000
Line of Credit Facility, Maximum Borrowing Capacity		2,400,000,000
Line of credit facility sublimit		100,000,000
Line of Credit Facility Swingline Subfacility		150,000,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 1,300,000,000
Line of Credit Facility, Interest Rate Description		borrowings, if any, will accrue interest at LIBOR plus 117.5 basis points
Line Of Credit Facility, Annual Facility Fee Description		the annual facility fee is 20 basis points.
Indebtedness To Adjusted Ebitda Maximum		5.0
Aggregate Purchase Price For Acquisitions Threshold Which Adjusts Allowable Ratio Of Indebtedness To Adjusted Ebitda		$ 25,000,000
Indebtedness To Adjusted Ebitda From Acquisitions Maximum		5.5
Indebtedness To Adjusted Ebitda Current		4.1
ONEOK [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,634,523,000	1,634,913,000
Long-term Debt, by Maturity [Abstract]
2017		3,000,000
2018		3,000,000
2019		3,000,000
2020		3,000,000
2021		$ 3,000,000
ONEOK [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument covenant description		The indentures governing ONEOK’s 6.5 percent and 6.875 percent senior notes due 2028 include an event of default upon acceleration of other indebtedness of $15 million or more, and the indentures governing the senior notes due 2022, 2023 and 2035 include an event of default upon the acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of the outstanding senior notes due 2022, 2023, 2028 and 2035 to declare those senior notes immediately due and payable in full. The indenture for the notes due 2023 also contains a provision that allows the holders of the notes to require ONEOK to offer to repurchase all or any part of their notes if a change of control and a credit rating downgrade occur at a purchase price of 101 percent of the principal amount, plus accrued and unpaid interest, if any.
Debt instrument call feature		ONEOK may redeem the 6.875 percent senior notes due 2028 and the senior notes due 2035, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK may redeem the 6.5 percent senior notes due 2028, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest. ONEOK may redeem the remaining balance of its senior notes due 2022 and 2023 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting three months before the maturity date. Prior to this date, ONEOK may redeem these senior notes on the same basis as the 6.875 percent senior notes due 2028 and the senior notes due 2035. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK’s senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK’s existing and future unsecured senior indebtedness.
ONEOK [Member] | Notes Payables due 2015 [Member]
Debt Instrument [Line Items]
Interest Rate (in hundredths) | Rate				5.20%
Extinguishment of Debt, Amount	$ 400,000,000
Gains (Losses) on Extinguishment of Debt	(24,800,000)
Early Repayment of Senior Debt	430,100,000
ONEOK [Member] | Note Payable from Public Offering Due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 547,397,000	547,397,000
Interest Rate (in hundredths) | Rate		4.25%
Extinguishment of Debt, Amount	152,500,000
Early Repayment of Senior Debt	150,000,000
ONEOK [Member] | Note Payable Due 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500,000,000	$ 500,000,000
Interest Rate (in hundredths) | Rate		7.50%	7.50%
Proceeds from Debt, Net of Issuance Costs			$ 487,100,000
ONEOK [Member] | Note Payables 1 due 2028 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 87,126,000	87,516,000
Interest Rate (in hundredths) | Rate		6.50%
ONEOK [Member] | Note Payables 2 due 2028 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 100,000,000	100,000,000
Interest Rate (in hundredths) | Rate		6.875%
ONEOK [Member] | Notes Payables due 2035 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 400,000,000	400,000,000
Interest Rate (in hundredths) | Rate		6.00%
Partnership Interest [Member]
Debt Instrument [Line Items]
Debt instrument covenant description		ONEOK Partners’ senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.
Debt instrument call feature		ONEOK Partners may redeem its senior notes due 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting six months before its maturity date. Prior to that date, ONEOK Partners may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners may redeem its senior notes due 2018, 2020, 2023, 2025, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, one month, three months, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date.
Long-term Debt, by Maturity [Abstract]
2017		$ 400,000,000
2018		425,000,000
2019		1,500,000,000
2020		300,000,000
2021		0
Partnership Interest [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Proceeds from Debt, Net of Issuance Costs			792,300,000
Senior Notes, Noncurrent			800,000,000
Partnership Interest [Member] | Note Payable from Public Offering Due 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0	650,000,000
Interest Rate (in hundredths) | Rate		3.25%
Partnership Interest [Member] | Notes Payable due 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0	$ 450,000,000
Interest Rate (in hundredths) | Rate		6.15%	6.15%
Partnership Interest [Member] | Note Payable from Public Offering Due 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 400,000,000	$ 400,000,000
Interest Rate (in hundredths) | Rate		2.00%
Partnership Interest [Member] | Note Payable from Public Offering Due 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 425,000,000	425,000,000
Interest Rate (in hundredths) | Rate		3.20%
Partnership Interest [Member] | Notes Payables due 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500,000,000	500,000,000
Interest Rate (in hundredths) | Rate		8.625%
Partnership Interest [Member] | Note Payable from Public Offering Due 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 300,000,000	$ 300,000,000
Interest Rate (in hundredths) | Rate		3.80%	3.80%
Partnership Interest [Member] | Note Payable 2 from Public Offering Due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 900,000,000	$ 900,000,000
Interest Rate (in hundredths) | Rate		3.375%
Partnership Interest [Member] | Note Payable from Public Offering Due 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 425,000,000	425,000,000
Interest Rate (in hundredths) | Rate		5.00%
Partnership Interest [Member] | Note Payable from Public Offering Due 2025 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500,000,000	$ 500,000,000
Interest Rate (in hundredths) | Rate		4.90%	4.90%
Partnership Interest [Member] | Notes Payables due 2036 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 600,000,000	$ 600,000,000
Interest Rate (in hundredths) | Rate		6.65%
Partnership Interest [Member] | Notes Payables due 2037 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 600,000,000	600,000,000
Interest Rate (in hundredths) | Rate		6.85%
Partnership Interest [Member] | Note Payable from Public Offering Due 2041 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 650,000,000	650,000,000
Interest Rate (in hundredths) | Rate		6.125%
Partnership Interest [Member] | Note Payable from Public Offering Due 2043 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 400,000,000	400,000,000
Interest Rate (in hundredths) | Rate		6.20%
Partnership Interest [Member] | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,000,000,000	0
Delayed-Draw Unsecured Senior Term Loan		1,000,000,000
Proceeds from Debt, Net of Issuance Costs		$ 1,000,000,000
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate | Rate		2.04%
Guardian Pipeline [Member]
Debt Instrument [Line Items]
Debt instrument covenant description		Guardian Pipeline’s senior notes contain financial covenants that require the maintenance of certain financial ratios as defined in the master shelf agreement based on Guardian Pipeline’s financial position and results of operations. Upon any breach of these covenants, all amounts outstanding under the master shelf agreement may become due and payable immediately.
Debt Instrument, Covenant Compliance		At December 31, 2016, Guardian Pipeline was in compliance with its financial covenants.
Guardian Pipeline [Member] | Notes Payables 1 due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 44,257,000	$ 51,907,000
Average interest rate (in hundredths) | Rate		7.88%
Long-term Debt, by Maturity [Abstract]
2017		$ 7,700,000
2018		7,700,000
2019		7,700,000
2020		7,700,000
2021		$ 7,700,000
ONE Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross					$ 1,200,000,000
Proceeds from Debt, Net of Issuance Costs	$ 1,190,000,000
ONE Gas [Member] | Note Payables 2 due 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross					$ 300,000,000
Interest Rate (in hundredths) | Rate					2.07%
ONE Gas [Member] | Note Payables due 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross					$ 300,000,000
Interest Rate (in hundredths) | Rate					3.61%
ONE Gas [Member] | Note Payables due 2044 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross					$ 600,000,000
Interest Rate (in hundredths) | Rate					4.658%